7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of summarized financial information of AFOy (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Details
Summarized financial information of AFOy - Current assets	$ 34,930	$ 100,737
Summarized financial information of AFOy - Non-current assets	309,027	549,172
Summarized financial information of AFOy - Current liabilities	35,081	21,344
Summarized financial information of AFOy - Non-current liabilities	821,022	850,896
Summarized financial information of AFOy - Loss for the year	$ 139,860	$ 82,157